CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,776,321)	$ (540,495)	$ (2,542,527)	$ (1,858,475)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of debt discount, incl. issuance of warrants		166,722	259,057	185,163
Default fee convertible notes			673,956
Stock-based compensation expense	774,558	155,501	247,867	1,121,694
Changes in operating assets and liabilities:
Pre-paid expenses			(274,715)
Other receivable		50,000	50,000	(50,000)
Accounts payable and accrued expenses	169,673	(8,517)	276,194	85,485
Accounts payable related party	20,240	20,000	211,176	85,100
Other short-term debt	420,750
Net cash used in operating activities	(391,100)	(156,789)	(1,098,992)	(431,033)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangibles	(8,953)		(10,000)
Net cash used in investing activities	(8,953)		(10,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from subsidiary stock transactions	450,000		950,000
Proceeds from sale of common stock				20,000
Proceeds from issuance of convertible notes payable		264,000	264,000	794,250
Repayment of convertible notes payable		(232,948)	(232,948)	(250,000)
Net cash provided by financing activities	450,000	31,052	981,052	564,250
Net increase (decrease) in cash	49,947	(125,737)	(127,940)	133,217
Cash, beginning of period	41,688	169,628	169,628	36,411
Cash, end of period	91,635	43,891	41,688	169,628
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid		91,362	91,362	1,612
Income taxes paid
NON-CASH INVESTING & FINANCING ACTIVITIES:
Issuance of warrants		145,438	145,438	129,929
Debt discount on convertible note		76,265		60,038
Debt premium on convertible note		937,007	937,007	426,296
Accretion of debt premium to additional paid-in capital		104,568	961,128	402,175
Common shares issued for the conversion of principal and accrued interest		$ 34,132	$ 34,132	$ 37,000